Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.62%
Alabama–4.01%
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB	5.25%	12/01/2027	$460	$481,408
Arizona–2.13%
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	255,947
California–7.96%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	219	221,127
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2029	255	258,633
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(a)	6.13%	11/01/2033	225	225,473
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	250	250,019
				955,252
Florida–10.52%
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	250	259,122
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(b)	5.15%	05/01/2044	250	252,497
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(b)	5.25%	07/01/2047	250	257,978
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2031	235	241,704
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	251,871
				1,263,172
Georgia–6.55%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(c)	5.75%	06/01/2025	280	279,939
Main Street Natural Gas, Inc.; Series 2023 A, RB(c)	5.00%	06/01/2030	475	505,927
				785,866
Illinois–2.08%
Chicago (City of), IL Board of Education; Series 2015 C, GO Bonds	5.25%	12/01/2039	250	250,003
Indiana–2.14%
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	250	257,135
Iowa–2.89%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(d)	5.00%	12/01/2032	300	346,859
Louisiana–2.10%
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(c)	4.05%	07/01/2026	250	252,282
Massachusetts–2.08%
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	250	250,097
Minnesota–2.80%
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	250	251,541
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015 A, RB	4.75%	07/01/2025	85	84,346
				335,887
Missouri–2.56%
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(a)	5.00%	12/01/2037	300	307,243
New York–10.89%
New York (City of), NY Municipal Water Finance Authority; Series 2015 FF, Ref. RB	5.00%	06/15/2039	250	251,867
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2031	250	250,315
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB(b)	5.00%	12/01/2026	250	257,644
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2054	$250	$271,129
Oneida Indian Nation; Series 2024 B, RB(a)	6.00%	09/01/2043	250	276,621
				1,307,576
North Dakota–2.12%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	250	254,556
Ohio–6.10%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	250	229,264
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.25%	01/01/2034	250	250,761
Ohio (State of) Higher Educational Facility Commission (Kenyon College); Series 2015, Ref. RB	5.00%	07/01/2041	250	251,644
				731,669
Oregon–2.76%
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.25%	07/01/2039	300	331,825
Pennsylvania–8.12%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	200	205,995
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation LLC); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	258,613
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	250	254,940
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(b)	5.00%	12/31/2029	250	255,718
				975,266
South Carolina–4.58%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	250	269,437
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024 A, RB	5.25%	11/01/2044	250	280,327
				549,764
Texas–5.74%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	5.00%	07/15/2025	430	431,147
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(b)	5.00%	07/15/2028	250	258,018
				689,165
Virginia–2.11%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	250	252,655
Wisconsin–9.38%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2037	200	200,317
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2029	250	254,220
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	250	258,697
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	160	162,637
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(a)	5.38%	12/15/2032	250	250,406
				1,126,277
TOTAL INVESTMENTS IN SECURITIES–99.62% (Cost $11,722,457)				11,959,904
OTHER ASSETS LESS LIABILITIES–0.38%				45,707
NET ASSETS–100.00%				$12,005,611
Investment Abbreviations:
GO	– General Obligation
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $2,803,118, which represented 23.35% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco SMA Municipal Bond Fund